T. ROWE PRICE All-Cap Opportunities Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.6%
COMMUNICATION SERVICES  8.3%
Entertainment  1.1%
Netflix (1) 1,080,560 103,896
ROBLOX, Class A (1) 1,062,600 60,100
163,996
Interactive Media & Services  6.2%
Alphabet, Class C  2,101,472 602,828
Meta Platforms, Class A  373,388 213,627
Tencent Holdings (HKD)  935,900 59,030
Tencent Holdings, ADR  215,207 13,605
889,090
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  648,602 136,226
136,226
Total Communication Services 1,189,312
CONSUMER DISCRETIONARY  15.4%
Broadline Retail  5.5%
Amazon.com (1) 2,318,292 482,831
Sea, ADR (1) 3,586,393 296,989
779,820
Hotels, Restaurants & Leisure  5.8%
Booking Holdings  43,110 181,507
Cava Group (1) 1,368,251 110,692
Chipotle Mexican Grill (1) 3,029,900 96,987
Marriott International, Class A  424,776 138,931
McDonald's  612,647 190,405
Planet Fitness, Class A (1) 1,495,849 111,261
829,783
Household Durables  0.1%
Toll Brothers  146,949 20,054
20,054
Specialty Retail  4.0%
Carvana (1) 409,264 128,664
Floor & Decor Holdings, Class A (1) 1,109,409 56,358
Home Depot  808,127 265,785
O'Reilly Automotive (1) 1,348,800 124,508
575,315
Total Consumer Discretionary 2,204,972

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  3.4%
Oil, Gas & Consumable Fuels  3.4%
Cheniere Energy  296,700 84,192
ConocoPhillips  2,040,600 269,359
Uranium Energy (1) 9,833,064 132,746
Total Energy 486,297
FINANCIALS  15.5%
Banks  4.7%
Bank of America  4,492,800 219,024
JPMorgan Chase  1,079,616 317,580
Western Alliance Bancorp  1,937,946 137,303
673,907
Capital Markets  3.1%
Charles Schwab  1,224,754 115,103
CME Group  334,143 98,689
Evercore, Class A  209,892 62,655
Moody's  373,880 163,105
439,552
Financial Services  4.9%
Mastercard, Class A  532,880 266,259
Visa, Class A  1,454,547 439,622
705,881
Insurance  2.8%
Axis Capital Holdings  387,259 39,272
Chubb  547,949 178,593
Marsh & McLennan  1,040,233 180,428
398,293
Total Financials 2,217,633
HEALTH CARE  10.7%
Biotechnology  3.5%
AbbVie  852,148 185,334
Argenx, ADR (1) 75,069 54,819
Gilead Sciences  797,921 111,206
Insmed (1) 270,400 44,216
Kymera Therapeutics (1) 388,442 32,353
Natera (1) 341,134 68,223
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 70,210 512
496,663

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  1.5%
IDEXX Laboratories (1) 203,808 114,518
Intuitive Surgical (1) 225,223 103,825
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144 (1)
(2)(3) 2,428,492 753
219,096
Health Care Providers & Services  0.9%
Cencora  395,369 124,201
124,201
Life Sciences Tools & Services  4.2%
Bruker  1,764,988 63,751
Charles River Laboratories International (1) 221,118 38,143
Danaher  885,700 167,929
Repligen (1) 748,455 88,183
Thermo Fisher Scientific  488,973 240,345
598,351
Pharmaceuticals  0.6%
Eli Lilly  91,680 84,325
84,325
Total Health Care 1,522,636
INDUSTRIALS & BUSINESS SERVICES  7.5%
Aerospace & Defense  1.2%
General Electric  616,178 174,853
174,853
Electrical Equipment  1.0%
Vertiv Holdings, Class A  576,550 144,472
144,472
Ground Transportation  1.0%
Saia (1) 389,560 136,845
136,845
Machinery  3.5%
Caterpillar  168,496 119,373
Deere  323,080 181,991
Esab  261,536 25,280
Ingersoll Rand  2,208,600 176,953
503,597
Professional Services  0.4%
Upwork (1) 4,682,633 51,322
51,322

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.4%
QXO (1) 2,899,291 56,304
56,304
Total Industrials & Business Services 1,067,393
INFORMATION TECHNOLOGY  28.8%
Communications Equipment  0.1%
Viavi Solutions (1) 627,574 20,886
20,886
Electronic Equipment, Instruments & Components  1.5%
TE Connectivity  427,900 89,439
Teledyne Technologies (1) 199,560 120,736
210,175
Semiconductors & Semiconductor Equipment  14.3%
Advanced Micro Devices (1) 262,200 53,339
Analog Devices  300,970 95,751
Broadcom  1,443,844 446,884
KLA  107,600 158,431
NVIDIA  6,460,622 1,126,733
Taiwan Semiconductor Manufacturing, ADR  490,600 165,798
2,046,936
Software  5.7%
AppLovin, Class A (1) 256,696 102,165
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $6,944 (1)(2)(3) 4,074 6,096
InterDigital  391,731 118,303
Microsoft  1,516,451 561,345
Palantir Technologies, Class A (1) 192,100 28,100
816,009
Technology Hardware, Storage & Peripherals  7.2%
Apple  3,783,244 960,150
Samsung Electronics (KRW)  588,692 68,854
1,029,004
Total Information Technology 4,123,010
MATERIALS  2.5%
Containers & Packaging  0.9%
Packaging Corp. of America  585,400 124,234
124,234
Metals & Mining  1.6%
ERO Copper (CAD) (1) 537,149 14,314

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Reliance  303,000 92,088
Southern Copper  697,949 120,089
226,491
Total Materials 350,725
REAL ESTATE  1.3%
Real Estate Management & Development  0.8%
CBRE Group, Class A (1) 806,570 109,258
109,258
Specialized Real Estate Investment Trusts  0.5%
Crown Castle, REIT  927,935 75,450
75,450
Total Real Estate 184,708
UTILITIES  2.2%
Electric Utilities  1.2%
NextEra Energy  1,812,300 168,326
168,326
Water Utilities  1.0%
American Water Works  1,085,064 147,666
147,666
Total Utilities 315,992
Total Common Stocks (Cost $10,375,674) 13,662,678
CONVERTIBLE PREFERRED STOCKS  1.3%
COMMUNICATION SERVICES  0.3%
Interactive Media & Services  0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)
(2)(3) 148,803 49,105
Total Communication Services 49,105
HEALTH CARE  0.1%
Biotechnology  0.1%
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,197
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $5,145 (1)(2)(3) 597,483 4,354
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $4,030 (1)(2)(3) 468,067 3,411
Total Health Care 8,962

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 261,025 57
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 76,450 17
Total Industrials & Business Services 74
INFORMATION TECHNOLOGY  0.8%
Software  0.8%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 362
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 15
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $15,628 (1)(2)(3) 168,950 32,101
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $5,413 (1)
(2)(3) 17,641 12,131
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $15,614 (1)
(2)(3) 22,705 15,614
Perplexity, Series E-1, Acquisition Date: 6/4/25,
Cost $20,161 (1)(2)(3) 409,490 28,478
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)
(2)(3) 166,137 28,032
Total Information Technology 116,733
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 8,600
Total Materials 8,600
Total Convertible Preferred Stocks (Cost $112,975) 183,474
SHORT-TERM INVESTMENTS  3.8%
Money Market Funds  3.8%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5) 540,877,469 540,877
Total Short-Term Investments (Cost $540,877) 540,877
Total Investments in Securities  100.7%
(Cost $11,029,526) $ 14,387,029
Other Assets Less Liabilities (0.7)% (102,169)
Net Assets 100.0% $ 14,284,860

T. ROWE PRICE All-Cap Opportunities Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $190,835 and represents 1.3% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
HKD Hong Kong Dollar
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 3,023+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 187,925  ¤  ¤ $ 540,877^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,023 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $540,877.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The All-Cap
Opportunities Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE All-Cap Opportunities Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE All-Cap Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $5,938,000 for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,513,119 $ 142,198 $ 7,361 $ 13,662,678
Convertible Preferred Stocks — — 183,474 183,474
Short-Term Investments 540,877 — — 540,877
Total $ 14,053,996 $ 142,198 $ 190,835 $ 14,387,029
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 7,971 $ (610) $ — $ 7,361
Convertible Preferred Stocks 161,312 6,548 15,614 183,474
Total $ 169,283 $ 5,938 $ 15,614 $ 190,835

T. ROWE PRICE All-Cap Opportunities Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F60-054Q1 03/26